Significant Accounting Policies - Schedule of Fair Value of Level 3 Derivative Liabilities on Fair Value of Recurring Basic (Details) - USD ($)	3 Months Ended				9 Months Ended		12 Months Ended
	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Balance - Beginning	$ 281,183	$ 199,907
Change in fair value of derivative liabilities	53,046				$ (211,807)			$ (191,656)
Reclassification of Warrant Derivatives to Equity	334,229				(334,229)
Balance - Ending		281,183	$ 199,907
Derivative Liabilities [Member]
Balance - Beginning	281,183	199,907
Derivative liabilities associated with the issuance of common stock warrants			513,534
Derivative liabilities associated with the issuance of placement agent warrants			32,502
Change in fair value of derivative liabilities	53,046	81,276	(346,129)
Reclassification of Warrant Derivatives to Equity	(334,229)
Balance - Ending		$ 281,183	$ 199,907